Digital Assets - Evernorth - Interim - Cost Basis (Details)	Jun. 30, 2026 USD ($) xrp	Dec. 31, 2025 USD ($) xrp
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	346,284,972	346,284,972
Historical Cost | $	$ 846,575,043	$ 846,575,043
XRP Contribution One
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	50,000,001	50,000,001
Historical Cost | $	$ 124,800,002	$ 124,800,002
XRP Contribution Two
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	199,999	199,999
Historical Cost | $	$ 484,598	$ 484,598
XRP Contribution Three
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	211,619,196	211,619,196
Historical Cost | $	$ 507,039,594	$ 507,039,594
XRP Contribution Four
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	99,900	99,900
Historical Cost | $	$ 250,849	$ 250,849
XRP Contribution Five
Crypto Asset, Activity [Line Items]
XRP Contribution (Units) | xrp	84,365,876	84,365,876
Historical Cost | $	$ 214,000,000	$ 214,000,000